Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Financial Assets and Liabilities not Measured at Fair Value on the Balance Sheet (Details) - Estimated Fair Value [Member] - CLP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks	$ 2,699,076	$ 2,464,648
Transactions in the course of collection	372,456	415,505
Subtotal	3,071,532	2,880,153
Financial assets at amortized cost
Rights by resale agreements and securities lending	87,291	71,822
Debt financial instruments	892,550	1,368,416
Loans and advances to Banks
Domestic banks	299,147
Central Bank of Chile		2,100,933
Foreign banks	366,245	412,662
Subtotal	1,645,233	3,953,833
Loans to customers, net
Commercial loans	19,561,279	19,193,778
Residential mortgage loans	13,000,178	11,656,071
Consumer loans	5,247,985	5,025,163
Subtotal	37,809,442	35,875,012
Total	42,526,207	42,708,998
Liabilities
Transactions in the course of payment	283,605	356,871
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	13,670,793
Saving accounts and time deposits	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending	109,794	157,173
Borrowings from financial institutions	1,071,097	5,152,776
Debt financial instruments issued
Letters of credit for residential purposes	946	1,533
Letters of credit for general purposes	1	12
Bonds	9,596,699	9,090,188
Other financial obligations	284,479	339,327
Subtotal	40,040,489	43,948,208
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,057,509	1,035,801
Total	41,381,603	45,340,880
Level 1 [Member]
Assets
Cash and due from banks	2,699,076	2,464,648
Transactions in the course of collection	372,456	415,505
Subtotal	3,071,532	2,880,153
Financial assets at amortized cost
Rights by resale agreements and securities lending	87,291	71,822
Debt financial instruments	892,550	1,368,416
Loans and advances to Banks
Domestic banks	299,147
Central Bank of Chile		2,100,933
Foreign banks
Subtotal	1,278,988	3,541,171
Loans to customers, net
Commercial loans
Residential mortgage loans
Consumer loans
Subtotal
Total	4,350,520	6,421,324
Liabilities
Transactions in the course of payment	283,605	356,871
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	13,670,793
Saving accounts and time deposits
Obligations by repurchase agreements and securities lending	109,794	157,173
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit for residential purposes
Letters of credit for general purposes
Bonds
Other financial obligations
Subtotal	14,740,591	13,827,966
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds
Total	15,024,196	14,184,837
Level 2 [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Subtotal
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks
Domestic banks
Central Bank of Chile
Foreign banks
Subtotal
Loans to customers, net
Commercial loans
Residential mortgage loans
Consumer loans
Subtotal
Total
Liabilities
Transactions in the course of payment
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit for residential purposes	946	1,533
Letters of credit for general purposes	1	12
Bonds	9,596,699	9,090,188
Other financial obligations
Subtotal	9,597,646	9,091,733
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds
Total	9,597,646	9,091,733
Level 3 [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Subtotal
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks
Domestic banks
Central Bank of Chile
Foreign banks	366,245	412,662
Subtotal	366,245	412,662
Loans to customers, net
Commercial loans	19,561,279	19,193,778
Residential mortgage loans	13,000,178	11,656,071
Consumer loans	5,247,985	5,025,163
Subtotal	37,809,442	35,875,012
Total	38,175,687	36,287,674
Liabilities
Transactions in the course of payment
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	1,071,097	5,152,776
Debt financial instruments issued
Letters of credit for residential purposes
Letters of credit for general purposes
Bonds
Other financial obligations	284,479	339,327
Subtotal	15,702,252	21,028,509
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,057,509	1,035,801
Total	$ 16,759,761	$ 22,064,310